Other Expense (Income), Net (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Nonoperating Income (Expense) [Abstract]
Currency losses (gains)		$ 600,000	$ 2,600,000
Insurance reimbursements	$ 4,007,000	$ (4,000,000)